Inventories - Schedule of Breakdown of Provision for Obsolescence (Details) - CAD ($) $ in Millions	Mar. 30, 2025	Mar. 31, 2024
Inventories [Abstract]
Raw material shrink reserves	$ 0.1	$ 0.1
Finished goods shrink reserves	1.0	0.9
Raw material obsolete inventory reserves	18.5	22.1
Finished goods obsolete inventory reserves	31.2	37.7
Provision for obsolescence	$ 50.8	$ 60.8